ACCOUNTING POLICIES, CHANGES IN ACCOUNTING ESTIMATES	12 Months Ended
Dec. 31, 2021
Disclosure Of Accouting Policies Changes In Accounting Estimates Abstract [Abstract]
Disclosure of changes in accounting policies, accounting estimates and errors [text block]
NOTE 2. ACCOUNTING POLICIES, CHANGES IN ACCOUNTING ESTIMATES
Changes to accounting policies
Previously Arauco had three reportable segments: pulp, wood products and forestry. Arauco changed its operational and reporting structure on 1 January 2021. The reporting structure was revised to reflect Arauco’s new strategy and operational model and is aligned with the way the management evaluates the operational performance of Arauco and allocates resources.
Arauco has two reportable segments for the financial reporting purposes: pulp and wood products.
Segment information for 2020 and 2019 has been recast for comparability purposes according to the new operating and reporting structure.
This change in the Company’s segments did not produce changes in Arauco’s consolidated financial statements (statement of financial position, statement of profit or loss, statement of comprehensive income, statement of changes in equity, statement of cash flows and notes to the financial statements, except for the Note 24).
Changes to accounting estimates
As of December 31, 2021, there have been no changes in the methodologies for calculating the accounting estimates with respect to the 2020 financial year.